Howard & Majewski LLP

August 30, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Artio Global Investment Funds (the “Trust”)
File Nos. (33-47507) and (811-6652)
Post–Effective Amendment No. 52

Ladies and Gentlemen:

Transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A. This filing, made under Rule 485(a)(2), contains the Prospectus and Statement of Additional Information for a new series of the Artio Global Investment Funds, the Local Emerging Markets Debt Fund (the “Fund”).

Please contact Thomas M. Majewski of Howard & Majewski LLP, counsel to the Fund at 646-737-4951 in connection with any questions or comments regarding the filing.

Sincerely,
/s/ Thomas M. Majewski
Thomas M. Majewski